16. BIOLOGICAL ASSETS	12 Months Ended
Dec. 31, 2018
Biological Assets Abstract
16. BIOLOGICAL ASSETS

Detail of groups of Current Biological Assets

Biological Assets maintained by Viña Concha y Toro S.A. and subsidiaries correspond to agricultural products – grapes.

Reconciliation of changes in Biological Assets:

Reconciliation of changes in Biological Assets	Current
ThCh$
Biological Assets, opening balance as of January 1, 2018	18,949,252
Increases other than those from business combinations, biological assets	37,241,084
Increases (decreases) for exchange differences (net), biological assets	381,002
Other increases (decreases) net	9,115
Decreases due to harvests or collection, biological asset	(35,797,856)
Total Biological Assets as of December 31, 2018	20,782,597
Gross Biological Assets as of December 31, 2018	20,782,597

Reconciliation of changes in Biological Assets	Current
ThCh$
Biological Assets, opening balance as of January 1, 2017	19,186,291
Increases other than those from business combinations, biological assets	25,859,087
Increases (decreases) for exchange differences (net), biological assets	(242,948)
Other increases (decreases) net	(8,022)
Decreases due to harvests or collection, biological asset	(25,845,156)
Total Biological Assets as of December 31, 2017	18,949,252
Gross Biological Assets as of December 31, 2017	18,949,252

As of December 31, 2018 and 2017, the company has not recorded any impairments of biological assets.

As of December 31, 2018 and 2017, there are no restricted biological assets or pledge to secure any debt.